                      Semiannual Report February 28, 1999



                                   OPPENHEIMER

                             Main Street California
                                Municipal Fund(R)


                   [LOGO OF OPPENHEIMER FUNDS(R) APPEARS HERE]
                             THE RIGHT WAY TO INVEST

Contents

3   President's Letter

4   An interview with
    Your Fund's Manager

9   Financial Statements

29  Officers and Directors

32  Information and Services


Report highlights
--------------------------------------------------------------------------------
 .    Municipal bonds performed well over the past six months in a declining interest-rate environment.

 .    Several of the Fund's holdings received credit rating upgrades, which enhanced the value of the securities.

Cumulative Total Returns
For the 6-Month Period
Ended 2/28/99

Class A
Without        With
Sales Chg.(1)  Sales Chg.(2)
----------------------------
2.40%          -2.47%
----------------------------

Class B
Without        With
Sales Chg.(1)  Sales Chg.(2)
----------------------------
1.81%          -3.18%
----------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2    Oppenheimer Main Street California Municipal Fund

Dear shareholder,
--------------------------------------------------------------------------------

[PICTURE OF JAMES C. SWAIN APPEARS HERE]
James C. Swain
Chairman
Oppenheimer Main Street
California Municipal Fund

[PICTURE OF BRIDGET A. MACASKILL APPEARS HERE]
Bridget A. Macaskill
President
Oppenheimer Main Street
California Municipal Fund


Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

     With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer-term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ James C. Swain                    /s/ Bridget A. Macaskill

James C. Swain                        Bridget A. Macaskill
March 19, 1999


3 Oppenheimer Main Street California Municipal Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer Main Street California Municipal Fund perform during the six-month period that ended February 28, 1999?

We are generally pleased with the Fund's performance over the past six months. Not only has the municipal bond market rallied overall since September, but the Fund held some of the individual securities that led the market's advance. In fact, several of our holdings received credit rating upgrades from the major independent rating agencies, which helped to increase their investment value.

Why did the municipal bond market rally during the second half of 1998?

When the reporting period began in September 1998, many financial markets around the world were in disarray and global economic conditions were uncertain. The U.S. stock market and the higher yielding sectors of the U.S. bond market were in the midst of a sharp decline triggered by the spread of the global currency and credit crisis from Asia to Russia and Latin America. Lower overseas demand for U.S. goods and services was expected to reduce the growth of domestic corporate earnings, and investors became concerned that U.S. economic growth might suffer.

     Unlike equity investors, fixed income investors tend to welcome slower economic growth because it helps alleviate inflationary pressures that may be present in the economy. In addition, slower growth makes it more likely that interest rates will decline. As a result, prices of high-quality bonds rose in the third quarter of 1998, especially U.S. Treasury securities and highly rated municipal bonds. However, municipal bonds lagged the performance of comparable U.S. Treasury securities over the same period.

4 Oppenheimer Main Street California Municipal Fund

[GRAPHIC APPEARS HERE]
Portfolio Management Team (l to r)
Bob Patterson
Caryn Halbrecht/1/
(Portfolio Manager)
Jerry Webman


Why did U.S. Treasury securities provide higher returns than municipal bonds?

In last summer's uncertain market environment, both domestic and overseas investors sold investments they perceived as risky. Instead, they flocked to the relative safety of U.S. Treasury securities. These securities are backed by the full faith and credit of the U.S. government and are considered among the safest investments in the world. This "flight to quality" drove up the demand of U.S. Treasury securities and, in turn, their prices.

      Unlike U.S. Treasury securities, however, there was an abundant supply of municipal bonds to meet the relatively steady level of demand. Because overseas investors and most institutions receive no tax benefits from municipal bonds, they did not contribute to an increase in demand within this market sector. In addition, municipalities and other issuers took advantage of low interest rates last year to finance new projects and refinance existing ones at lower costs. With the second largest volume of new tax exempt issuance in history entering the market in 1998, plenty of securities were available to satisfy demand from individual investors and mutual funds. Accordingly, while municipal bond prices rallied when interest rates fell, they did not rise to the extent that prices of U.S. Treasury securities did.


1. Effective December 22, 1998, the Fund's portfolio manager is Caryn Halbrecht.


5 Oppenheimer Main Street California Municipal Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How was the Fund managed in this environment?
We remained nearly fully invested in a diversified portfolio of tax exempt securities from a wide variety of issuers. We emphasized bonds that provide protection against being redeemed early, or "called," by their issuers. Because having bonds called while interest rates are falling often requires us to reinvest the proceeds at lower yields, having such "call protection" was an important part of our strategy over the past six months.

      Later in the period, we shifted our focus to higher quality bonds, including insured bonds. The differences in yields between highly rated bonds and lower rated bonds had narrowed substantially during the second half of last year. Therefore, there was little incentive to assume the additional credit risks that lower rated bonds entail.

In what types of municipal projects did the Fund invest over the past six months?

Over the period, we continued to hold bonds financing a wide scope of California municipal projects, ranging from airports to convention centers. Of these positions, several were insured bonds, which are guaranteed as to the timely payment of interest and principal, should the issuer default on the underlying debt. We also added some holdings in general obligation bonds, which are backed by the general taxation power of the State of California. However, as it became increasingly more difficult to find attractively priced bonds from California issuers, we sought good opportunities in the bonds of Puerto Rico, which are also exempt from California income tax.


Avg Annual Total Returns
For the Periods Ended 3/31/99/2/

 Class A
                Since
1 year  5 year  Inception
--------------------------
1.03%   6.78%   7.47%
--------------------------

Class B
                Since
1 year  5 year  Inception
--------------------------
0.01%   6.45%   4.99%
--------------------------


2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 5/18/90. The Fund's maximum sales charge for Class A shares was lower prior to 11/2/91, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 10/29/93). Class B shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


6 Oppenheimer Main Street California Municipal Fund

What is your outlook for the municipal bond market?

We remain very optimistic. Our outlook is especially positive for tax exempt bonds, however, because they have become quite inexpensive relative to their historical price relationship with U.S. Treasury securities. In fact, during October 1998, some tax exempt bond yields equaled the yields of comparable taxable government bonds. In effect, those who invested in municipal bonds in October received the income tax benefits for free!

      While municipal bond yields have moderated somewhat relative to U.S. Treasury securities since this past October, they remain quite inexpensive compared to historical norms. If the yield relationship between tax exempt and taxable bonds returns to more normal levels, as we expect, 1999 may be a particularly good year for municipal bonds, making these tax exempt securities an important part of The Right Way to Invest.

 Top Five Sectors5
------------------------------------------------------------
 Single Family Housing                                 18.8%
------------------------------------------------------------
 Special Assessment                                    18.1
------------------------------------------------------------
 General Obligation                                    12.7
------------------------------------------------------------
 Municipal Leases                                       8.7
------------------------------------------------------------
 Highways                                               7.8
------------------------------------------------------------

3. Portfolio is subject to change. Percentages are as of February 28, 1999, and are dollar-weighted based on invested assets. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 5.89% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category.

4. Standardized yield is based on net investment income for the 30-day period ended February 28, 1999. Falling share prices will tend to artificially raise yields.

5. Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.

Credit Allocation/3/

[PIE CHART APPEARS HERE]

AAA             50.8%
AA              13.4
A               14.0
BBB             21.8


Standardized Yields/4/
For the 30 Days Ended 2/28/99
-----------------------------
Class A          4.35%
-----------------------------
Class B          3.56%
-----------------------------


7 Oppenheimer Main Street California Municipal Fund

       Financials
--------------------------------------------------------------------------------








8 Oppenheimer Main Street California Municipal Fund

-----------------------------------------------------------------------------------------
Statement of Investments February 28, 1999 (Unaudited)
-----------------------------------------------------------------------------------------

                                               Ratings:
                                               Moody's/        Face         Market Value
                                               S&P/Fitch       Amount       See Note 1
-----------------------------------------------------------------------------------------
Municipal Bonds and Notes--101.3%
-----------------------------------------------------------------------------------------
California--93.7%
Alameda, CA PFAU RRB, Marina Village
Assessment District Refinancing,
6.375%, 9/2/14                                  NR/NR          $2,100,000   $2,142,000
-----------------------------------------------------------------------------------------
Anaheim, CA PFAU TXAL RB, MBIA Insured,
Inverse Floater, 9.48%, 12/28/18(1)             Aaa/AAA         1,000,000    1,297,500
-----------------------------------------------------------------------------------------
Berkeley, CA HF RRB, Alta Bates Medical
Center, Prerefunded, Series A, 6.50%, 12/1/11   A2/NR           1,500,000    1,655,745
-----------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP, American
Baptist Homes, Series A, 6.20%, 10/1/27         NR/BBB          1,790,000    1,893,927
-----------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP, Episcopal
Homes Foundation, 5.125%, 7/1/18                NR/A-           1,500,000    1,476,390
-----------------------------------------------------------------------------------------
CA Assn. of Bay Area Governments FAU for
Non-profit Corps. Refunding COP, Rhonda
Haas Goldman Plaza, 5.125%, 5/15/23             NR/A+             700,000      692,286
-----------------------------------------------------------------------------------------
CA CDAU Lease RB, United Airlines, Series A,
5.70%, 10/1/33                                  Baa3/BB+        3,200,000    3,289,504
-----------------------------------------------------------------------------------------
CA CDAU MH RB, Village Riviera Hills,
Series E, 5.45%, 2/1/25                         NR/AAA          1,000,000    1,047,790
-----------------------------------------------------------------------------------------
CA Foothill/Eastern Transportation Corridor
Agency Toll Road RB, Sr. Lien, Series A,
6.50%, 1/1/32                                   Baa/BBB-/BBB    1,400,000    1,562,890
-----------------------------------------------------------------------------------------
CA GOB, 4.75%, 12/1/28                          Aa3/AA+/AA-     1,000,000      957,690
-----------------------------------------------------------------------------------------
CA GOB, 5%, 10/1/23                             Aa3/A+/AA-      4,000,000    3,946,840
-----------------------------------------------------------------------------------------
CA HFA SFM Purchase RB, Series A-2,
6.45%, 8/1/25                                   Aaa/AAA         2,500,000    2,671,500
-----------------------------------------------------------------------------------------
CA HFA SFM RB, Series A, Cl. I, 5.40%, 8/1/26   Aaa/AAA         1,810,000    1,829,295
-----------------------------------------------------------------------------------------
CA HFA SFM RB, Series C, 6.75%, 2/1/25          Aa2/AA-         4,860,000    5,192,716
-----------------------------------------------------------------------------------------
CA PCFAU RB, Pacific Gas & Electric Co.
Project, Series B, 6.35%, 6/1/09                A1/AA-          2,000,000    2,203,700
-----------------------------------------------------------------------------------------
CA PWBL RB, State Prison Department of
Corrections, Series E, FSA Insured,
5.50%, 6/1/15                                   Aaa/AAA         2,000,000    2,179,160
-----------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program, Series A,
5.75%, 12/1/29                                  NR/AAA          2,000,000    2,177,720
-----------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program, Series B,
7.75%, 9/1/26                                   NR/AAA          1,340,000    1,477,356
-----------------------------------------------------------------------------------------


9 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statements of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                               Ratings:
                                               Moody's/      Face         Market Value
                                               S&P/Fitch     Amount       See Note 1
-------------------------------------------------------------------------------------
California  (continued)
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program, Series B-5,
5.75%, 12/1/29                                 NR/AAA        $1,500,000   $1,631,940
-------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB,
Mtg.-Backed Securities Program,
Series D-CL. 5, 6.70%, 5/1/29                  NR/AAA         1,930,000    2,209,348
-------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP, Inverse
Floater, 7.575%, 11/1/15(1)                    A1/NR          1,200,000    1,249,500
-------------------------------------------------------------------------------------
Central CA Joint Powers Health FAU COP,
Community Hospitals of Central California
Project, 5%, 2/1/23                            Baa1/NR          285,000      269,410
-------------------------------------------------------------------------------------
Contra Costa Cnty., CA SPTX RRB, CFD 91-1,
5.58%, 8/1/16                                  NR/NR          3,075,000    3,109,840
-------------------------------------------------------------------------------------
Corona, CA SFM RB, Sub. Lien, Series B,
6.30%, 11/1/28                                 A2/NR            800,000      858,648
-------------------------------------------------------------------------------------
Duarte, CA COP, City of Hope National
Medical Center, 6.25%, 4/1/23                  Baa1/NR        2,460,000    2,621,204
-------------------------------------------------------------------------------------
Escondido, CA Union High SDI CAP GOB,
MBIA Insured, Zero Coupon, 6.20%, 11/1/19(2)   Aaa/AAA        2,000,000      698,080
-------------------------------------------------------------------------------------
Fontana, CA RA TXAL GORB, Jurupa Hills
Redevelopment Project, Prerefunded,
Series A, 7.10%, 10/1/23                       NR/BBB+        1,960,000    2,226,129
-------------------------------------------------------------------------------------
Fontana, CA RA TXAL Refunding Bonds,
Jurupa Hills Redevelopment Project,
Series A, 5.50%, 10/1/19                       NR/BBB+        1,185,000    1,207,337
-------------------------------------------------------------------------------------
Fresno, CA HAU MH RB, Central Valley
Coalition Projects, Series A, 5.60%, 8/1/30    NR/AAA         3,075,000    3,200,583
-------------------------------------------------------------------------------------
Fresno, CA USD GORB, Series A,
MBIA Insured, 6.55%, 8/1/20                    Aaa/AAA/AAA    1,225,000    1,453,622
-------------------------------------------------------------------------------------
Fresno, CA USD GOUN, Series A,
MBIA Insured, 6.40%, 8/1/16                    Aaa/AAA/AAA    1,000,000    1,182,870
-------------------------------------------------------------------------------------
Lake Elsinore, CA PFAU TXAL Bonds,
Series A, 5.50%, 9/1/30                        NR/BBB         2,500,000    2,498,125
-------------------------------------------------------------------------------------
Lake Elsinore, CA School FAU RRB,
Horsethief Canyon, 5.35%, 9/1/10               NR/NR          1,015,000    1,011,975
-------------------------------------------------------------------------------------
Las Virgenes, CA USD CAP Bonds, Series A,
MBIA Insured, Zero Coupon, 4.95%, 11/1/12(2)   Aaa/AAA/AAA    2,095,000    1,116,300
-------------------------------------------------------------------------------------
Long Beach, CA Harbor RRB, Series A,
FGIC Insured, 6%, 5/15/09                      Aaa/AAA          500,000      568,105
-------------------------------------------------------------------------------------
Long Beach, CA Harbor RRB, Series A,
FGIC Insured, 6%, 5/15/10                      Aaa/AAA          500,000      570,915


              10 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Ratings:
                                                   Moody's/      Face         Market Value
                                                   S&P/Fitch     Amount       See Note 1
-------------------------------------------------------------------------------------------
California  (continued)
Los Angeles Cnty., CA CAP COP, Disney
Parking Project, Zero Coupon, 6.95%, 9/1/11(2)     Baa1/BBB/A-   $2,340,000   $1,262,079
-------------------------------------------------------------------------------------------
Los Angeles Cnty., CA CAP COP,
Disney Parking Project, Zero Coupon,
5.67%, 9/1/16(2)                                   Baa1/BBB/A-    1,745,000      688,053
-------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RRB,
Series A, FSA Insured, 5%, 7/1/12(3)               Aaa/AAA/AAA    2,000,000    2,078,740
-------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RRB,
Series A, FSA Insured, 5%, 7/1/19(3)               Aaa/AAA/AAA    2,000,000    1,971,320
-------------------------------------------------------------------------------------------
Los Angeles Cnty., CA Public Works FAU RRB,
Regional Park & Open Space District,
Series A, 5%, 10/1/16                              Aa3/AA         1,900,000    1,920,957
-------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, Series A,
FGIC Insured, 6%, 7/1/15                           Aaa/AAA/AAA    1,000,000    1,145,240
-------------------------------------------------------------------------------------------
Modesto, CA Irrigation District Refunding COP,
Capital Improvements, Series A, AMBAC
Insured, 4.75%, 7/1/26                             Aaa/AAA/AAA    2,300,000    2,209,679
-------------------------------------------------------------------------------------------
Palmdale, CA Civic Authority RRB, Merged
Redevelopment Project, Prerefunded,
Series A, 6.60%, 9/1/34                            Aaa/AAA          595,000      689,908
-------------------------------------------------------------------------------------------
Palmdale, CA Civic Authority RRB, Merged
Redevelopment Project, Unrefunded Balance,
Series A, 6.60%, 9/1/34                            Aaa/AAA          405,000      447,744
-------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Refunding Bonds,
Los Medanos Community Development
Project, Sub. Lien, 6.20%, 8/1/19                  NR/BBB         1,000,000    1,090,890
-------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series A, 7.60%, 5/1/23                            Aaa/AAA        2,500,000    3,291,875
-------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 6.15%, 8/1/15                        Aaa/AAA          500,000      575,810
-------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
FGIC Insured, Inverse Floater, 8.164%, 6/1/19(1)   Aaa/AAA/AAA    1,150,000    1,260,687
-------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
MBIA Insured, Inverse Floater, 9.461%, 7/8/22(1)   Aaa/AAA          500,000      660,000
-------------------------------------------------------------------------------------------
Riverside Cnty., CA CFD No. 88-12 SPTX Bonds,
Prerefunded, 7.55%, 9/1/17                         NR/NR          1,500,000    1,624,080
-------------------------------------------------------------------------------------------
Riverside Cnty., CA PFAU TXAL RRB,
Redevelopment Projects, Series A,
5.625%, 10/1/33                                    Baa2/BBB-      1,650,000    1,691,712
-------------------------------------------------------------------------------------------
Riverside Cnty., CA SFM RB, Escrowed to
Maturity, Series A, 7.80%, 5/1/21                  Aaa/AAA        1,000,000    1,345,270
-------------------------------------------------------------------------------------------
Riverside, CA PFAU Lease RB, AMBAC
Insured, 5.25%, 10/1/17                            Aaa/AAA        2,100,000    2,169,741


            11   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statements of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                   Ratings:
                                                   Moody's/      Face         Market Value
                                                   S&P/Fitch     Amount       See Note 1
-------------------------------------------------------------------------------------------
California  (continued)
Sacramento Cnty., CA SFM RB, Escrowed to
Maturity, 8.125%, 7/1/16(4)                         Aaa/AAA         $2,810,000   $3,805,190
-------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB,
FGIC Insured, Inverse Floater, 9.477%, 8/15/18(1)   Aaa/AAA/AAA      1,500,000    1,777,500
-------------------------------------------------------------------------------------------
Sacramento, CA Cogeneration Authority RRB,
MBIA Insured, 5.25%, 7/1/12                         NR/AAA/AAA         250,000      265,320
-------------------------------------------------------------------------------------------
Salinas Valley, CA Solid Waste Authority RB,
5.80%, 8/1/27                                       Baa3/BBB         1,665,000    1,700,231
-------------------------------------------------------------------------------------------
San Diego Cnty., CA Water Authority
Revenue COP, Prerefunded, Series 91-B,
MBIA Insured, Inverse Floater, 9.12%, 4/8/21(1)     Aaa/AAA          1,000,000    1,276,250
-------------------------------------------------------------------------------------------
San Diego, CA Convention Center Expansion
FAU Lease RB, Series A, 5.25%, 4/1/15               Aaa/AAA/AAA      3,000,000    3,148,920
-------------------------------------------------------------------------------------------
San Francisco, CA Bay Area Rapid Transit
District Sales Tax RRB, AMBAC Insured,
6.75%, 7/1/11                                       Aaa/AAA/AAA      1,000,000    1,227,880
-------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series Issue
13-B, MBIA Insured, 8%, 5/1/07                      Aaa/AAA          1,140,000    1,413,292
-------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series Issue
14-A, MBIA Insured, 8%, 5/1/07                      Aaa/AAA          1,290,000    1,599,252
-------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RRB, Second Series Issue
15-A, FSA Insured, 5%, 5/1/21                       Aaa/AAA/AAA      1,000,000      980,880
-------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. RA Lease RB,
CAP, George R. Moscone Project, Zero Coupon,
5.36%, 7/1/10(2)                                    A1/A-/A+         4,500,000    2,672,550
-------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment
FAU TXAL CAP Refunding Bonds,
Redevelopment Projects, Series C,
Zero Coupon, 5.20%, 8/1/13(2)                       A2/A             2,350,000    1,137,000
-------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road RB, Sr. Lien, Prerefunded,
6.75%, 1/1/32                                       Aaa/AAA/AAA      3,500,000    3,963,785
-------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road RRB, CAP, Series A,
0%/5.75%, 1/15/21(5)                                Baa3/BBB-/BBB    3,200,000    2,282,944
-------------------------------------------------------------------------------------------
San Ysidro, CA SDI GOB, AMBAC Insured,
6.125%, 8/1/21                                      Aaa/AAA            700,000      795,298
-------------------------------------------------------------------------------------------
South Orange Cnty., CA PFAU SPTX RB,
Foothill Area, Series C, FGIC Insured,
8%, 8/15/08                                         Aaa/AAA/AAA      1,500,000    1,946,325


            12   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Ratings:
                                                   Moody's/       Face           Market Value
                                                   S&P/Fitch      Amount         See Note 1
---------------------------------------------------------------------------------------------
California  (continued)
Southern CA Home FAU SFM RB, Series A,
7.35%, 9/1/24                                       NR/AAA        $    265,000   $    274,248
---------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District
Waterworks RB, 5.55%, 10/30/20                      Aa2/AA           2,400,000      2,494,488
---------------------------------------------------------------------------------------------
Southern CA PPAU Transmission Project RB,
Inverse Floater, 8.025%, 7/1/12(1)                  Aa3/A+           2,100,000      2,399,250
---------------------------------------------------------------------------------------------
Stanislaus, CA Waste-To-Energy Financing
Agency Solid Waste Facilities RRB, Ogden
Martin System, Inc. Project, 7.50%, 1/1/05          NR/BBB+          1,285,000      1,344,753
---------------------------------------------------------------------------------------------
Suisun City, CA PFAU TXAL RB, Suisun
City Redevelopment Project, Series A,
5.20%, 10/1/28                                      NR/A-            2,500,000      2,483,050
---------------------------------------------------------------------------------------------
Temecula, CA CFD 88-12-A SPTX Refunding
Bonds, 5.625%, 9/1/17                               NR/NR              535,000        541,784
---------------------------------------------------------------------------------------------
West Covina, CA COP, Queen of the Valley
Hospital, Prerefunded, 6.50%, 8/15/19               A2/NR            1,120,000      1,292,010
                                                                                 ------------
                                                                                  132,323,925

---------------------------------------------------------------------------------------------
U.S. Possessions--7.6%
PR CMWLTH GOB, 5%, 7/1/27                           Baa1/A           3,000,000      2,944,050
---------------------------------------------------------------------------------------------
PR CMWLTH GOB, 5.375%, 7/1/25                       Baa1/A           1,650,000      1,684,353
---------------------------------------------------------------------------------------------
PR CMWLTH GORB, MBIA Insured,
Inverse Floater, 8.344%, 7/1/08(1)                  Aaa/AAA          1,500,000      1,698,750
---------------------------------------------------------------------------------------------
PR CMWLTH HTAU RRB, Series A,
AMBAC Insured, 5.50%, 7/1/13                        Aaa/AAA/AAA      1,500,000      1,651,350
---------------------------------------------------------------------------------------------
PR CMWLTH HTAU RRB, Series A,
AMBAC Insured, 5.50%, 7/1/14                        Aaa/AAA/AAA      1,500,000      1,643,010
---------------------------------------------------------------------------------------------
PR Housing Finance Corp. SFM RB,
Portfolio 1, Series B, 7.65%, 10/15/22              Aaa/AAA            125,000        131,490
---------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC
Facilities Tourist RB, Mennonite General
Hospital Project, Series A, 6.50%, 7/1/12           NR/BBB-/BBB        595,000        642,255
---------------------------------------------------------------------------------------------
PR Public Buildings Authority RB,
Government Facilities, Series B,
AMBAC Insured, 5%, 7/1/27                           Aaa/AAA            300,000        299,754
                                                                                 ------------
                                                                                   10,695,012

---------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $135,053,593)                         101.3%    143,018,937
---------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                    (1.3)     (1,857,874)
                                                                  -----------    ------------
Net Assets                                                              100.0%   $141,161,063
                                                                  ===========    ============

            13   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statements of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:
CAP     -Capital Appreciation                   PC     -Pollution Control
CDAU    -Communities Development Authority      PCFAU  -Pollution Control Finance Authority
CFD     -Community Facilities District          PFAU   -Public Finance Authority
CMWLTH  -Commonwealth                           PPAU   -Public Power Authority
COP     -Certificates of Participation          PWBL   -Public Works Board Lease
FAU     -Finance Authority                      RA     -Redevelopment Agency
GOB     -General Obligation Bonds               RB     -Revenue Bonds
GORB    -General Obligation Refunding Bonds     RRB    -Revenue Refunding Bonds
GOUN    -General Obligation Unlimited Notes     SCDAU  -Statewide Communities Development
HAU     -Housing Authority                              Authority
HF      -Health Facilities                      SDI    -School District
HFA     -Housing Finance Agency                 SFM    -Single Family Mortgage
HTAU    -Highway & Transportation Authority     SPTX   -Special Tax
MH      -Multifamily Housing                    TXAL   -Tax Allocation
MTAU    -Metropolitan Transportation Authority  USD    -Unified School District
MUD     -Municipal Utility District

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed rate security. Inverse floaters amount to $11,619,437 or 8.23% of the Fund's net assets as of February 28, 1999.
2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
3. When-issued security to be delivered and settled after February 28, 1999.
4. Securities with an aggregate market value of $460,414 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


              14 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
As of February 28, 1999, securities subject to the alternative minimum tax amount to $39,188,834 or 27.76% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:


Industry                                              Market Value        Percent
---------------------------------------------------------------------------------
Single Family Housing                                $ 26,896,594           18.8%
Special Assessment                                     25,928,704           18.1
General Obligation                                     18,198,903           12.7
Municipal Leases                                       12,420,258            8.7
Highways                                               11,103,979            7.8
Electric Utilities                                      8,572,437            6.0
Hospital/Healthcare                                     7,730,124            5.4
Sales Tax                                               6,415,592            4.5
Marine/Aviation Facilities                              5,132,444            3.6
Multifamily Housing                                     4,248,373            3.0
Adult Living Facilities                                 4,062,603            2.9
Water Utilities                                         3,770,738            2.6
Corporate Backed                                        3,289,504            2.3
Resource Recovery                                       3,044,984            2.1
Pollution Control                                       2,203,700            1.5
                                                     ------------          -----
Total                                                $143,018,937          100.0%
                                                     ============          =====

See accompanying Notes to Financial Statements


            15   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------
Investments, at value (cost $135,053,593)--see accompanying statement       $143,018,937
----------------------------------------------------------------------------------------
Cash                                                                             741,386
----------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                       1,694,201
Shares of capital stock sold                                                     134,445
Other                                                                             16,065
                                                                            ------------
 Total assets                                                                145,605,034

----------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased                                                          3,967,678
Dividends                                                                        355,739
Shareholder reports                                                               50,646
Daily variation on futures contracts--Note 5                                      36,094
Distribution and service plan fees                                                11,277
Shares of capital stock redeemed                                                   5,991
Transfer and shareholder servicing agent fees                                      5,580
Other                                                                             10,966
                                                                            ------------
Total liabilities                                                              4,443,971

----------------------------------------------------------------------------------------
Net Assets                                                                  $141,161,063
                                                                            ============

----------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital stock                                        $    108,512
----------------------------------------------------------------------------------------
Additional paid-in capital                                                   133,109,086
----------------------------------------------------------------------------------------
Overdistributed net investment income                                           (361,560)
----------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                         392,533
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 5                      7,912,492
                                                                            ------------
Net assets                                                                  $141,161,063
                                                                            ============


             16   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$112,259,965 and 8,627,161 shares of capital stock outstanding)                 $13.01
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                        $13.66

--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,901,098
and 2,224,080 shares of capital stock outstanding)                              $12.99

See accompanying Notes to Financial Statements.


             17 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
Investment Income
Interest                                                                $3,696,408

----------------------------------------------------------------------------------
Expenses
Management fees--Note 4                                                    373,771
----------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class B                                                                    128,746
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                       37,118
----------------------------------------------------------------------------------
Shareholder reports                                                         22,346
----------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                      6,972
Class B                                                                      2,974
----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  5,743
----------------------------------------------------------------------------------
Custodian fees and expenses                                                  5,551
----------------------------------------------------------------------------------
Directors' compensation                                                      1,108
----------------------------------------------------------------------------------
Other                                                                        2,895
                                                                        ----------
Total expenses                                                             587,224
Less assumption of expenses by OppenheimerFunds, Inc.--Note 4             (101,938
Less expenses paid indirectly--Note 4                                       (5,265)
                                                                        ----------
Net expenses                                                               480,021

----------------------------------------------------------------------------------
Net Investment Income                                                    3,216,387

----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments                                                                235,731
Closing of futures contracts                                               158,551
                                                                        ----------
Net realized gain                                                          394,282
----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments      (546,960)
                                                                        ----------
Net realized and unrealized loss                                          (152,678)

----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $3,063,709
                                                                        ==========

See accompanying Notes to Financial Statements.


             18 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                            February 28, 1999    Year Ended
                                                            (Unaudited)          August 31, 1998
------------------------------------------------------------------------------------------------
Operations
Net investment income                                       $  3,216,387         $  5,785,304
----------------------------------------------------------------------------------------------
Net realized gain (loss)                                         394,282             (147,181)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           (546,960)           4,576,330
                                                            ------------         ------------
Net increase in net assets resulting from operations           3,063,709           10,214,453

----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                       (2,721,080)          (5,113,266)
Class B                                                         (505,215)            (736,400)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                               --             (802,490)
Class B                                                               --             (131,382)

----------------------------------------------------------------------------------------------
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions--Note 2:
Class A                                                        2,558,924           16,887,977
Class B                                                        5,778,850           10,757,185

----------------------------------------------------------------------------------------------
Net Assets
Total increase                                                 8,175,188           31,076,077
----------------------------------------------------------------------------------------------
Beginning of period                                          132,985,875          101,909,798
                                                            ------------         ------------
End of period (including overdistributed net investment
income of $361,560 and $351,652, respectively)              $141,161,063         $132,985,875
                                                            ============         ============

See accompanying Notes to Financial Statements.


             19 Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Class A
                                                  ------------------------------
                                                  Six Months        Year
                                                  Ended             Ended
                                                  February 28,      August 31,
                                                  Year Ended        June 30,
                                                  1999 (Unaudited)  1998
--------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period             $  13.02           $  12.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .32                .65
Net realized and unrealized gain (loss)              (.01)               .51
                                                 --------           --------
Total income (loss) from investment operations        .31               1.16

--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.32)              (.67)
Dividends in excess of net investment income           --                 --
Distributions from net realized gain                   --               (.11)
Distributions in excess of net realized gain           --                 --
                                                 --------           --------
Total dividends and distributions
to shareholders                                      (.32)              (.78)
--------------------------------------------------------------------------------
Net asset value, end of period                   $  13.01           $  13.02
                                                 ========           ========

--------------------------------------------------------------------------------
Total Return, at Net Asset Value(3)                  2.40%              9.33%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $112,260           $109,811
--------------------------------------------------------------------------------
Average net assets (in thousands)                $111,096           $ 99,678
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                4.93%(4)           5.04%
Expenses, before voluntary assumption by
the Manager(5)                                       0.67%(4)           0.69%
Expenses, net of voluntary assumption by
the Manager                                          0.52%(4)           0.53%
--------------------------------------------------------------------------------
Portfolio turnover rate(6)                              5%                30%

1. For the period from October 29, 1993 (inception of offering) to June 30,
1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


            20    Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                          1997           1996(2)      1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $ 12.16        $ 12.15      $ 12.09        $ 11.82        $ 12.66
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .73            .12          .73            .73            .75
Net realized and unrealized gain (loss)                       .49            .01          .07            .27           (.80)
                                                          -------        -------      -------        -------        -------
Total income (loss) from investment operations               1.22            .13          .80           1.00           (.05)

---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.74)          (.12)        (.73)          (.69)          (.73)
Dividends in excess of net investment income                   --             --           --           (.04)          (.03)
Distributions from net realized gain                           --             --           --             --             --
Distributions in excess of net realized gain                   --             --         (.01)            --           (.03)
                                                          -------        -------      -------        -------        -------
Total dividends and distributions
to shareholders                                              (.74)          (.12)        (.74)          (.73)          (.79)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 12.64        $ 12.16      $ 12.15        $ 12.09        $ 11.82
                                                          =======        =======      =======        =======        =======

---------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(3)                         10.24%          1.12%        6.73%          8.93%         (0.60)%

---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                  $89,991        $76,817      $76,913        $78,134        $79,555
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $80,311        $77,584      $78,676        $76,148        $81,741
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                        5.91%          6.00%(4)     5.99%          6.27%          6.09%
Expenses, before voluntary assumption by
the Manager(5)                                               0.59%          0.57%(4)     0.58%          0.57%          0.53%
Expenses, net of voluntary assumption by
the Manager                                                   N/A            N/A          N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                     46%             1%          33%            14%            20%

4. Annualized.
5. Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $16,716,490 and $7,141,476, respectively.


             21  Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                   Class B
                                                   ----------------------------
                                                   Six Months        Year
                                                   Ended             Ended
                                                   February 28,      August 31,
                                                   Year Ended
                                                   1999 (Unaudited)  1998
-------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period               $13.01               $12.63
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .26                  .54
Net realized and unrealized gain (loss)              (.02)                 .49
                                                    -----               ------
Total income (loss) from investment operations        .24                 1.03

-------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.26)                (.54)
Dividends in excess of net investment income           --                   --
Distributions from net realized gain                   --                 (.11)
Distributions in excess of net realized gain           --                   --
                                                    -----               ------
Total dividends and distributions
to shareholders                                      (.26)                (.65)
-------------------------------------------------------------------------------
Net asset value, end of period                     $12.99               $13.01
                                                   ======               ======
-------------------------------------------------------------------------------
Total Return, at  Asset Value(3)                     1.81%                8.24%

-------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)           28,902              $23,175
-------------------------------------------------------------------------------
Average net assets (in thousands)                  26,002              $18,087
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                3.90%(4)             4.19%
Expenses, before voluntary assumption by
the Manager(5)                                       1.68%(4)             1.70%
Expenses, net of voluntary assumption by
the Manager                                          1.52%(4)             1.53%
-------------------------------------------------------------------------------
Portfolio turnover rate(6)                              5%                  30%

1. For the period from October 29, 1993, (inception of offering) to June 30,
1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


            22   Oppenheimer Main Street California Municipal Fund

                                                 ------------------------------------------------------------------------------



                                                                                   Year Ended June 30,
                                                  1997               1996(2)       1996               1995              1994(1)
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period              $12.14             $12.14        $12.08             $11.80             $12.90
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .60                .10           .61                .62                .38
Net realized and unrealized gain (loss)              .50                 --           .07                .27              (1.07)
                                                  ------             ------        ------             ------             ------
Total income (loss) from investment operations      1.10                .10           .68                .89               (.69)

-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.61)              (.10)         (.61)              (.57)              (.37)
Dividends in excess of net investment income          --                 --            --               (.04)              (.01)
Distributions from net realized gain                  --                 --            --                 --                 --
Distributions in excess of net realized gain          --                 --          (.01)                --               (.03)
                                                  ------             ------        ------             ------             ------
Total dividends and distributions
to shareholders                                     (.61)              (.10)         (.62)              (.61)              (.41)
                                                 --------------------------        ------             ------             ------
Net asset value, end of period                    $12.63             $12.14        $12.14             $12.08             $11.80
                                                  ======             ======        ======             ======             ======
-------------------------------------------------------------------------------------------------------------------------------
Total Return, at  Asset Value(3)                    9.24%              0.85%         5.66%              7.90%             (5.42)%

-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Net assets, end of period (in thousands)         $11,919             $5,928        $5,442             $2,648             $1,203
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 8,129             $5,767        $3,848             $1,904              $ 649
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               4.85%              4.92%(4)      4.94%              5.17%              4.91%(4)
Expenses, before voluntary assumption by
the Manager(5)                                      1.60%              1.62%(4)      1.60%              1.55%              1.62%(4)
Expenses, net of voluntary assumption by
the Manager                                          N/A                N/A           N/A                N/A               N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                            46%                 1%           33%                14%                20%

4. Annualized.
5. Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $16,716,490 and $7,141,476, respectively.


See accompanying Notes to Financial Statements.



          23    Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Main Street California Municipal Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from Federal and California personal income taxes as is available from investing in municipal securities while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A and Class B shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


            24    Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of August 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $11,000, which expires in 2006.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A and Class B shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, accrued market discount is recognized at maturity or disposition as taxable ordinary income. Taxable ordinary income is realized to the extent of the lesser of gain or accrued market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The Fund concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            25   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
2. Capital Stock
The Fund has authorized 16,250,000 shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                               Six Months Ended February 28, 1999             Year Ended August 31, 1998
                                               ----------------------------------             ---------------------------
                                               Shares      Amount                             Shares      Amount
-------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                           775,992     $10,133,225                        2,165,645      $27,847,918
Dividends and
distributions reinvested                       135,029       1,763,249                          290,138        3,721,102
Redeemed                                      (715,311)     (9,337,550)                      (1,141,736)     (14,681,043)
                                              --------      ----------                       ----------      -----------
Net increase                                   195,710      $2,558,924                        1,314,047      $16,887,977
                                              ========      ==========                       ==========      ===========
-------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                           567,498      $7,412,488                          931,591      $11,964,499
Dividends and distributions
reinvested                                      25,467         332,135                           44,882          575,114
Redeemed                                      (150,583)     (1,965,773)                        (138,617)      (1,782,428)
                                              --------      ----------                       ----------      -----------
Net increase                                   442,382      $5,778,850                          837,856      $10,757,185
                                              ========      ==========                       ==========      ===========
-------------------------------------------------------------------------------------------------------------------------


3. Unrealized Gains and Losses on Investments As of February 28, 1999, net unrealized appreciation on investments of $7,965,344 was composed of gross appreciation of $8,027,744, and gross depreciation of $62,400.

--------------------------------------------------------------------------------
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.55% of average annual net assets if the Fund's net assets are $100 million or more (it is reduced if assets are less). The Manager has voluntarily undertaken to limit its fees to 0.40% of average annual net assets if the Fund's assets are $100 million or more. The Manager can terminate the waiver at any time. The Fund's management fee for the six months ended February 28, 1999 was 0.40% of average annual net assets for Class A and Class B shares, after giving affect to the waiver.


           26    Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $146,835, of which $32,512 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A and Class B shares were $6,536 and $246,897, respectively. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $4,038 and $38,637, respectively, upon redemption of Class A and Class B shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

               The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI retained $110,285 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $1,024,629 for Class B.

--------------------------------------------------------------------------------
5. Futures Contracts
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.


            27   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
5. Futures Contracts (continued)
The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

               Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

               Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

               Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 1999, the Fund had outstanding futures contracts as follows:

                          Expiration     Number of     Valuation as of    Unrealized
Contract Description      Date           Contracts     February 28, 1999  Depreciation
--------------------------------------------------------------------------------------
Contracts to Sell
-----------------
U.S. Treasury Bond          6/99        55            $6,653,281           $52,852

--------------------------------------------------------------------------------------

6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

               The Fund had no borrowings outstanding during the six months ended February 28, 1999.


            28   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
Oppenheimer Main Street California Municipal Fund
--------------------------------------------------------------------------------
A Series of Oppenheimer Main Street Funds, Inc.


--------------------------------------------------------------------------------
Officers and Directors   James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Director and President
                         Robert G. Avis, Director
                         William A. Baker, Director
                         Charles Conrad, Jr., Director
                         Jon S. Fossel, Director
                         Sam Freedman, Director
                         Raymond J. Kalinowski, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Ned M. Steel, Director
                         George C. Bowen, Director, Vice President,
                           Treasurer and Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Caryn Halbrecht, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
Investment Advisor       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent
--------------------------------------------------------------------------------
Custodian of             The Bank of New York
Portfolio Securities

--------------------------------------------------------------------------------
Independent Auditors     Deloitte & Touche LLP

--------------------------------------------------------------------------------
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                         This is a copy of a report to shareholders of Oppenheimer Main Street California Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street California Municipal Fund. For material information concerning the Fund, see the Prospectus.
                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


            29   Oppenheimer Main Street California Municipal Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Real Asset Funds
---------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

---------------------------------------------------------------------------------------------
Global Stock Funds
---------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund       Global Growth & Income Fund
International Small             Global Fund                     Europe Fund
  Company Fund                  Quest Global Value Fund

---------------------------------------------------------------------------------------------
Stock Funds
---------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                     Growth Fund
Discovery Fund                  Capital Appreciation Fund       Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund        Disciplined Value Fund
                                                                Quest Value Fund

---------------------------------------------------------------------------------------------
Stock & Bond Funds
---------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund               Multiple Strategies Fund
  Income Fund1                  Quest Balanced                  Disciplined Allocation Fund
Quest Opportunity                 Value Fund                    Convertible Securities Fund
  Value Fund                    Capital Income Fund2

---------------------------------------------------------------------------------------------
Taxable Bond Funds
---------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund            U.S. Government Trust
World Bond Fund                 Strategic Income Fund           Limited-Term Government Fund
High Yield Fund                 Bond Fund

---------------------------------------------------------------------------------------------
Municipal Bond Funds
---------------------------------------------------------------------------------------------
California Municipal Fund3      Pennsylvania Municipal Fund3    Rochester Division:
Florida Municipal Fund3         Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund3      Insured Municipal Fund          Limited Term New York
New York Municipal Fund3        Intermediate Municipal Fund       Municipal Fund

---------------------------------------------------------------------------------------------
Money Market Funds4
---------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.



          30    Oppenheimer Main Street California Municipal Fund

                     This Page is Intentionally Left Blank

                                Information and services
--------------------------------------------------------------------------------

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RS 0725.001.0299     April 29, 1999

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